PREPAYMENTS AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
PREPAYMENTS AND OTHER CURRENT ASSETS
Prepayments	$ 1,907,781	$ 211,435
Deposits	1,646,446	970,394
Interest receivables		227,278
Others	259,757	67,866
Prepayments and other current assets	$ 3,813,984	$ 1,476,973